SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)					1,222,000	993,000
Vesting period					4 years	4 years
Granted (in shares)					377,000	536,000
Granted, weighted average share price (in dollars per share)					$ 36.91	$ 8.29
Term of stock options					8 years	8 years
Granted, grant date fair value (in dollars per share)					$ 16.80	$ 10.28
Stock based compensation expense	$ 785,000	$ 568,000	$ 8,797,000	$ 1,002,000	$ 2,565	$ 996
Options outstanding					1,186,000	989,000	453,000
Kalera Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued			364,000
Kalera SA [Member] | Earnout Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares exchanged or converted			4,000,000
Incentive Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price, ratio					110.00%
Percentage of voting power					10.00%
Out Of The Money Option [Member] | Business Combination Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	$ 7,200,000
Options outstanding	0		0
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price, ratio					100.00%
Granted, weighted average share price (in dollars per share)					$ 55.25	$ 30.39
Granted, grant date fair value (in dollars per share)					37.02	23.09
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted, weighted average share price (in dollars per share)					18.12	11.05
Granted, grant date fair value (in dollars per share)					$ 8.84	$ 2.21
Minimum [Member] | Incentive Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price, ratio					100.00%